Dechert LLP 1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax
Philip Hinkle Partner philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

December 3, 2025

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	PACE Select Advisors Trust (the “Registrant”) File Nos. 33-87254 and 811-08764 Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, (i) that the form of the Registrant’s prospectuses relating to Class P shares and Class P2 shares that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from that contained in the Amendment and (ii) that the text of the Amendment was filed electronically via EDGAR with the Commission on November 25, 2025.

If you have any questions or comments, please contact the undersigned at 202.261.3460 or Eric Sanders, Associate General Counsel, UBS Asset Management (Americas) LLC, at 312.525.7288.

Sincerely,

/s/ Philip T. Hinkle

Philip T. Hinkle